UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2016

Date of reporting period:	7/31/2015

Item 1 – Reports to Stockholders

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2015, at the beginning of the period and held through the six-month period ended July 31, 2015.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential Investment Portfolios 2	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Core Taxable Money Market Fund	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,000.80	0.01%	$0.05
Hypothetical	$1,000.00	$1,024.74	0.01%	$0.05

Prudential Core Short-Term Bond Fund	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,006.20	0.03%	$0.15
Hypothetical	$1,000.00	$1,024.65	0.03%	$0.15

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2015, and divided by the 365 days in the Fund’s fiscal year ending January 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

2

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2015 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CERTIFICATES OF DEPOSIT 24.9%
Bank of America NA	0.230%	08/12/15	221,000	$221,000,000
Bank of America NA	0.270	09/11/15	360,000	360,000,000
Bank of America NA	0.338(a)	01/07/16	280,000	280,000,000
Bank of Montreal	0.270	09/02/15	50,000	50,003,104
Bank of Montreal	0.340(a)	05/09/16	148,000	148,000,000
Bank of Montreal	0.398(a)	03/04/16	50,000	50,018,000
Bank of Montreal	0.399(a)	02/22/16	44,000	44,017,751
Bank of Montreal	0.420(a)	08/12/15	50,000	50,001,752
Bank of Montreal	0.422(a)	09/24/15	50,000	50,008,076
Bank of Montreal	0.424(a)	10/01/15	75,000	75,014,673
Bank of Montreal	0.428(a)	09/14/15	75,000	75,010,142
Bank of Nova Scotia	0.220	09/18/15	283,000	283,000,000
Bank of Nova Scotia	0.246(a)	08/17/15	70,000	70,000,840
Bank of Nova Scotia	0.250	09/23/15	65,000	65,000,000
Bank of Nova Scotia	0.289(a)	08/03/15	44,000	44,000,000
Bank of Nova Scotia	0.336(a)	03/10/16	361,000	361,000,000
Bank of Nova Scotia	0.422(a)	09/28/15	10,000	10,001,675
Bank of Nova Scotia	0.466(a)	05/16/16	45,000	45,045,351
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.328(a)	08/19/15	25,000	25,000,789
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.331(a)	08/25/15	312,000	312,000,000
BMO Harris Bank NA	0.376(a)	01/19/16	241,000	241,000,000
Canadian Imperial Bank of Commerce	0.250	08/21/15	33,000	33,000,548
Canadian Imperial Bank of Commerce	0.277(a)	08/28/15	196,000	196,000,000
Canadian Imperial Bank of Commerce	0.316(a)	03/14/16	137,000	137,000,000
Canadian Imperial Bank of Commerce	0.339(a)	01/08/16	93,000	93,000,000
Canadian Imperial Bank of Commerce	0.391(a)	03/24/16	91,000	91,042,296
Citibank NA	0.200	09/21/15	447,000	447,000,000
Citibank NA	0.200	10/05/15	56,625	56,625,000
DNB Bank ASA	0.200	09/09/15	172,725	172,725,000
DNB Bank ASA	0.210	09/18/15	126,000	126,000,000
DNB Bank ASA	0.220	09/18/15	92,000	92,000,000
DNB Bank ASA	0.318(a)	09/14/15	110,000	110,000,000
HSBC Bank USA NA	0.260	08/03/15	271,000	271,000,000
HSBC Bank USA NA	0.314(a)	10/28/15	183,000	183,000,000
Nordea Bank Finland PLC	0.195	08/17/15	41,960	41,959,813
Nordea Bank Finland PLC	0.240	08/03/15	15,000	15,000,016
Nordea Bank Finland PLC	0.250	09/08/15	50,000	50,002,106
Nordea Bank Finland PLC	0.389(a)	11/09/15	21,000	21,004,684
Norinchukin Bank	0.210	09/16/15	247,000	247,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	3

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CERTIFICATES OF DEPOSIT (Continued)
Rabobank Nederland	0.276%(a)	11/17/15	135,800	$135,794,537
Royal Bank of Canada	0.307(a)	02/12/16	110,000	110,000,000
Royal Bank of Canada	0.316(a)	12/11/15	361,000	361,000,000
Skandinaviska Enskilda Banken AB	0.277(a)	10/15/15	165,600	165,600,000
Skandinaviska Enskilda Banken AB	0.349(a)	01/11/16	250,000	250,000,000
Skandinaviska Enskilda Banken AB	0.604(a)	01/04/16	29,005	29,037,261
State Street Bank & Trust Co.	0.240	10/14/15	87,725	87,725,000
State Street Bank & Trust Co.	0.332(a)	10/21/15	90,000	90,000,000
State Street Bank & Trust Co.	0.334(a)	10/01/15	254,700	254,700,000
State Street Bank & Trust Co.	0.336(a)	03/21/16	220,700	220,700,000
State Street Bank & Trust Co.	0.349(a)	02/10/16	223,000	223,000,000
Sumitomo Mitsui Banking Corp.	0.180	08/28/15	45,000	45,000,000
Sumitomo Mitsui Banking Corp.	0.315(a)	09/08/15	38,000	38,000,000
Sumitomo Mitsui Banking Corp.	0.386(a)	01/14/16	88,700	88,700,000
Svenska Handelsbanken AB	0.200	08/12/15	180,600	180,600,276
Svenska Handelsbanken AB	0.200	08/18/15	194,000	194,000,000
Svenska Handelsbanken AB	0.255	08/12/15	50,000	50,000,533
Svenska Handelsbanken AB	0.305	10/13/15	229,000	229,000,000
Svenska Handelsbanken AB	0.339(a)	01/25/16	145,000	145,000,000
Svenska Handelsbanken AB	0.341(a)	01/27/16	281,000	281,000,000
Swedbank AB	0.276(a)	10/14/15	9,400	9,400,036
Toronto Dominion Bank	0.277(a)	10/16/15	287,000	287,000,000
Toronto Dominion Bank	0.278(a)	09/04/15	70,000	70,000,000
Toronto Dominion Bank	0.310(a)	05/05/16	100,000	100,000,000
U.S. Bank NA	0.297(a)	10/30/15	220,000	220,000,000
Wells Fargo Bank NA	0.250	08/03/15	82,000	82,000,220
Wells Fargo Bank NA	0.267(a)	08/12/15	69,600	69,600,291
Wells Fargo Bank NA	0.296(a)	08/20/15	80,000	80,000,000
Wells Fargo Bank NA	0.306(a)	11/20/15	150,000	150,000,000
Wells Fargo Bank NA	0.317(a)	04/04/16	67,000	67,000,000
Wells Fargo Bank NA	0.326(a)	05/03/16	135,000	135,000,000
Westpac Banking Corp.	0.281(a)	10/21/15	94,500	94,500,000

				9,785,839,770

COMMERCIAL PAPER 32.1%
Archer Daniels Midland, 144A	0.122(b)	08/14/15	85,000	84,996,317
Archer Daniels Midland, 144A	0.122(b)	08/17/15	66,000	65,996,480
Archer Daniels Midland, 144A	0.132(b)	08/03/15	154,489	154,487,884
BASF SE, 144A	0.183(b)	09/25/15	96,000	95,973,598

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
BASF SE, 144A	0.203%(b)	08/28/15	353,000	$352,947,042
BMW US Capital LLC, 144A	0.112(b)	08/24/15	45,000	44,996,837
BMW US Capital LLC, 144A	0.112(b)	08/26/15	50,000	49,996,181
BMW US Capital LLC, 144A	0.112(b)	09/01/15	49,700	49,695,292
BMW US Capital LLC, 144A	0.142(b)	08/10/15	40,000	39,998,600
BMW US Capital LLC, 144A	0.306(a)	09/10/15	110,000	110,012,233
Caisse Centrale Desjardins du Quebec, 144A	0.213(b)	09/22/15	50,000	49,984,833
Caisse Centrale Desjardins du Quebec, 144A	0.223(b)	09/30/15	46,000	45,983,133
Caisse Centrale Desjardins du Quebec, 144A	0.295(a)	10/22/15	301,000	301,000,000
Cargill, Inc., 144A	0.112(b)	08/04/15	235,000	234,997,846
Cargill, Inc., 144A	0.112(b)	08/05/15	75,000	74,999,083
CDP Financial, Inc., 144A	0.173(b)	08/17/15	5,000	4,999,622
CDP Financial, Inc., 144A	0.183(b)	09/02/15	25,000	24,995,999
CDP Financial, Inc., 144A	0.203(b)	09/15/15	50,000	49,987,498
CDP Financial, Inc., 144A	0.203(b)	09/16/15	57,000	56,985,431
CDP Financial, Inc., 144A	0.203(b)	09/17/15	50,000	49,986,943
CDP Financial, Inc., 144A	0.203(b)	10/02/15	15,000	14,994,833
CDP Financial, Inc., 144A	0.203(b)	10/15/15	20,000	19,991,666
CDP Financial, Inc., 144A	0.213(b)	10/06/15	79,700	79,669,313
Commonwealth Bank of Australia, 144A	0.308(a)	04/13/16	40,000	40,000,000
Commonwealth Bank of Australia, 144A	0.308(a)	05/04/16	93,500	93,493,369
CPPIB Capital, Inc., 144A	0.132(b)	08/17/15	87,000	86,994,973
CPPIB Capital, Inc., 144A	0.142(b)	09/16/15	133,000	132,976,207
CPPIB Capital, Inc., 144A	0.142(b)	09/23/15	200,000	199,958,777
CPPIB Capital, Inc., 144A	0.142(b)	09/24/15	60,000	59,987,400
CPPIB Capital, Inc., 144A	0.152(b)	08/19/15	9,000	8,999,325
CPPIB Capital, Inc., 144A	0.152(b)	08/27/15	31,000	30,996,641
CPPIB Capital, Inc., 144A	0.162(b)	09/18/15	125,000	124,972,797
CPPIB Capital, Inc., 144A	0.173(b)	09/21/15	135,000	134,967,485
CPPIB Capital, Inc., 144A	0.173(b)	10/02/15	169,000	168,950,517
Danaher Corp., 144A	0.203(b)	09/01/15	98,809	98,791,983
DNB Bank ASA, 144A	0.244(b)	09/21/15	15,250	15,244,814
DNB Bank ASA, 144A	0.244(b)	09/25/15	45,225	45,208,414
DNB Bank ASA, 144A	0.272(a)	11/16/15	47,000	47,000,000
DNB Bank ASA, 144A	0.341(a)	04/21/16	278,000	278,000,000
Electricite de France, 144A	0.132(b)	08/05/15	84,000	83,998,787
Electricite de France, 144A	0.142(b)	08/20/15	90,000	89,993,350
European Investment Bank	0.142(b)	08/24/15	336,000	335,969,946
European Investment Bank	0.190(b)	09/04/15	534,000	533,904,518

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	5

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
Exxon Mobil Corp.	0.142%(b)	09/25/15	138,000	$137,970,482
General Electric Capital Corp.	0.101(b)	08/26/15	268,750	268,731,337
HSBC Bank PLC, 144A	0.288(a)	11/20/15	152,000	152,000,000
HSBC Bank PLC, 144A	0.339(a)	04/29/16	118,000	118,000,000
Hydro-Quebec, 144A	0.132(b)	08/10/15	89,000	88,997,107
Hydro-Quebec, 144A	0.132(b)	09/17/15	50,000	49,991,514
ING (U.S.) Funding LLC	0.274(b)	09/18/15	224,000	223,919,348
ING (U.S.) Funding LLC	0.279(b)	10/08/15	90,000	89,953,246
International Business Machines Co., 144A	0.101(b)	08/06/15	80,000	79,998,889
International Business Machines Co., 144A	0.112(b)	08/05/15	260,500	260,496,816
International Business Machines Co., 144A	0.112(b)	08/20/15	65,000	64,996,226
International Finance Corp.	0.091(b)	09/01/15	100,000	99,992,250
International Finance Corp.	0.091(b)	09/03/15	100,000	99,991,750
International Finance Corp.	0.096(b)	08/10/15	50,000	49,998,813
International Finance Corp.	0.098(b)	08/04/15	75,000	74,999,404
International Finance Corp.	0.101(b)	08/06/15	25,000	24,999,653
International Finance Corp.	0.101(b)	08/26/15	100,000	99,993,055
International Finance Corp.	0.122(b)	10/01/15	134,998	134,970,550
International Finance Corp.	0.122(b)	10/02/15	100,000	99,979,333
JPMorgan Securities LLC, 144A	0.368(a)	10/20/15	123,000	123,000,000
JPMorgan Securities LLC, 144A	0.387(a)	09/02/15	116,000	116,000,000
JPMorgan Securities LLC, 144A	0.388(a)	08/07/15	167,720	167,720,000
JPMorgan Securities LLC, 144A	0.397(a)	02/02/16	50,000	50,000,000
JPMorgan Securities LLC, 144A	0.410(a)	05/09/16	150,000	150,000,000
JPMorgan Securities LLC, 144A	0.451(a)	04/27/16	180,750	180,750,000
KFW, 144A	0.152(b)	09/10/15	25,000	24,995,833
KFW, 144A	0.162(b)	09/01/15	170,000	169,976,575
KFW, 144A	0.203(b)	09/30/15	113,850	113,812,045
KFW, 144A	0.203(b)	10/02/15	85,000	84,970,720
Kreditanstalt Fuer Wiederaufbau, 144A	0.173(b)	08/28/15	26,667	26,663,600
National Oilwell Varco, Inc., 144A	0.173(b)	08/05/15	68,000	67,998,715
National Oilwell Varco, Inc., 144A	0.203(b)	09/09/15	48,000	47,989,600
National Oilwell Varco, Inc., 144A	0.203(b)	09/23/15	118,000	117,965,253
Nordea Bank AB, 144A	0.213(b)	09/01/15	135,000	134,975,584
Novartis Finance Corp., 144A	0.112(b)	08/21/15	66,000	65,995,967
Philip Morris International, Inc., 144A	0.152(b)	08/07/15	40,000	39,999,000
Philip Morris International, Inc., 144A	0.152(b)	08/11/15	200,000	199,991,666
Philip Morris International, Inc., 144A	0.162(b)	08/19/15	41,000	40,996,720
Philip Morris International, Inc., 144A	0.183(b)	09/08/15	69,250	69,236,842

See Notes to Financial Statements.

6

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
Province of Ontario	0.142%(b)	09/01/15	240,000	$239,971,063
Province of Quebec, 144A	0.132(b)	08/17/15	50,000	49,997,111
Province of Quebec, 144A	0.147(b)	09/01/15	232,000	231,971,028
PSP Capital, Inc., 144A	0.142(b)	09/29/15	39,000	38,991,052
PSP Capital, Inc., 144A	0.162(b)	08/24/15	50,000	49,994,888
PSP Capital, Inc., 144A	0.162(b)	10/02/15	114,000	113,968,586
PSP Capital, Inc., 144A	0.173(b)	09/15/15	55,000	54,988,311
PSP Capital, Inc., 144A	0.173(b)	09/16/15	60,000	59,986,965
PSP Capital, Inc., 144A	0.203(b)	10/14/15	29,000	28,988,077
Sanofi, 144A	0.112(b)	08/07/15	64,600	64,598,816
Sanofi, 144A	0.166(b)	09/30/15	550,100	549,952,902
Schlumberger Investment SA, 144A	0.183(b)	09/15/15	61,000	60,986,274
Schlumberger Investment SA, 144A	0.193(b)	08/31/15	50,000	49,992,082
Siemens Capital Co. LLC, 144A	0.183(b)	09/25/15	164,000	163,954,897
Siemens Capital Co. LLC, 144A	0.183(b)	09/28/15	300,000	299,913,000
State Street Corp.	0.203(b)	09/18/15	133,000	132,964,529
Sumitomo Mitsui Trust Bank Ltd.	0.270	08/05/15	73,000	73,000,567
Swedbank AB	0.239(b)	09/03/15	188,300	188,259,425
Swedbank AB	0.239(b)	09/04/15	166,800	166,762,969
Swedbank AB	0.244(b)	08/10/15	46,000	45,997,239
Toronto Dominion Holdings USA, Inc., 144A	0.193(b)	09/08/15	138,000	137,972,319
Toyota Motor Credit Corp.	0.173(b)	08/25/15	244,000	243,972,342
Toyota Motor Credit Corp.	0.275(a)	10/30/15	200,000	200,000,000
United Technologies Corp., 144A	0.142(b)	09/24/15	25,000	24,994,750
United Technologies Corp., 144A	0.152(b)	09/28/15	40,000	39,990,333
United Technologies Corp., 144A	0.152(b)	09/29/15	50,000	49,987,708
Volkswagen Credit, Inc., 144A	0.101(b)	08/10/15	25,000	24,999,375
Volkswagen Credit, Inc., 144A	0.115(b)	08/07/15	40,000	39,999,242
Westpac Banking Corp., 144A	0.297(a)	03/24/16	82,000	81,994,724
Westpac Banking Corp., 144A	0.309(a)	04/22/16	200,000	200,000,000

				12,590,254,434

CORPORATE BONDS 3.1%
Apple, Inc., Sr. Unsec’d. Notes	0.329(a)	05/03/16	43,900	43,928,500
Bank of Montreal, Sr. Unsec’d. Notes, MTN	0.532(a)	09/24/15	30,600	30,609,156
Sr. Unsec’d. Notes, MTN	0.756(a)	09/11/15	21,515	21,527,011
Bank of Nova Scotia, Sr. Unsec’d. Notes	0.726(a)	09/11/15	7,700	7,704,693

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	7

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)
Bank of NY Mellon Corp., Sr. Unsec’d. Notes, MTN	0.509%(a)	03/04/16	10,000	$10,010,633
Sr. Unsec’d. Notes	0.524(a)	10/23/15	52,112	52,136,548
Caisse Centrale Desjardins du Quebec, Gtd. Notes, 144A	0.574(a)	10/29/15	32,015	32,031,562
Coca Cola Co., Sr. Unsec’d. Notes	0.293(a)	09/01/15	78,000	78,002,921
General Electric Capital Corp., Gtd. Notes, MTN	1.076(a)	02/08/16	4,500	4,517,701
Sr. Unsec’d. Notes, MTN	2.250	11/09/15	4,585	4,607,533
International American Development Bank, Sr. Unsec’d. Notes	0.205(a)	10/23/15	154,300	154,307,472
Sr. Unsec’d. Notes, MTN	0.227(a)	02/11/16	62,500	62,510,311
Sr. Unsec’d. Notes	0.269(a)	10/15/15	10,365	10,365,471
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	0.186(a)	09/14/15	201,500	201,501,519
Sr. Unsec’d. Notes, MTN	0.188(a)	08/07/15	34,050	34,050,004
KFW, Gtd. Notes	0.500	09/30/15	30,000	30,013,853
National Australia Bank Ltd., Sr. Unsec’d. Notes	1.600	08/07/15	46,700	46,709,818
New York Life Global Funding, Sec’d. Notes, 144A	0.294(a)	10/29/15	40,000	40,000,000
Svenska Handelsbanken AB, Sr. Unsec’d. Notes	0.731(a)	03/21/16	2,950	2,957,466
Toyota Motor Credit Corp., Sr.Unsec’d. Notes, MTN	0.282(a)	08/26/15	223,700	223,700,000
U.S. Bank NA, Sr. Unsec’d. Notes	0.279(a)	11/02/15	30,000	29,999,497
Volkswagen Group of America Finance LLC, Gtd. Notes, 144A	0.502(a)	05/23/16	35,284	35,302,124
Wells Fargo & Co., Sr. Unsec’d. Notes	0.494(a)	10/28/15	32,000	32,010,898
Westpac Banking Corp., Sr. Unsec’d. Notes	1.041(a)	09/25/15	7,660	7,669,837

				1,196,174,528

MUNICIPAL BONDS 1.5%
Texas State Unlt’d. Notes	1.500	08/31/15	309,300	309,654,399
University of Texas Permanent Univ. Fund	0.120	08/25/15	20,000	20,000,000
University of Texas Permanent Univ. Fund	0.120	08/25/15	24,500	24,500,000
University of Texas Permanent Univ. Fund	0.120	08/26/15	22,100	22,100,000
University of Texas Permanent Univ. Fund	0.120	08/26/15	25,000	25,000,000
University of Texas Permanent Univ. Fund	0.120	08/27/15	20,000	20,000,000
University of Texas Permanent Univ. Fund	0.120	08/27/15	10,000	10,000,000

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
University of Texas Permanent Univ. Fund	0.120%	08/27/15	5,000	$5,000,000
University of Texas Permanent Univ. Fund	0.120	08/27/15	25,000	25,000,000
University of Texas Permanent Univ. Fund	0.120	08/28/15	23,400	23,400,000
University of Texas Permanent Univ. Fund	0.120	08/31/15	15,000	15,000,000
University of Texas Permanent Univ. Fund	0.120	09/01/15	21,500	21,500,000
University of Texas Permanent Univ. Fund	0.120	09/04/15	22,000	22,000,000
University of Texas Permanent Univ. Fund	0.140	08/04/15	10,000	9,999,992
University of Texas System Board of Regents Revenue Financing	0.120	08/21/15	8,870	8,870,000
University of Texas System Board of Regents Revenue Financing	0.120	08/26/15	22,572	22,572,000
University of Texas System Board of Regents Revenue Financing	0.120	08/27/15	22,000	22,000,000

				606,596,391

OTHER CORPORATE OBLIGATIONS 0.6%
Export Development Canada, Unsec’d. Notes, MTN, 144A	0.177(a)	11/12/15	127,200	127,196,477
Total Capital Canada Ltd., Gtd. Notes	0.669(a)	01/15/16	16,605	16,631,305
Volkswagen International Finance NV, Gtd. Notes, 144A	0.606(a)	11/18/15	25,000	25,016,902
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.434(a)	06/02/16	37,000	37,025,396
Westpac Banking Corp., Sr. Unsec’d. Notes	3.000	08/04/15	25,000	25,005,000

				230,875,080

TIME DEPOSITS 4.0%
Australia & New Zealand Banking Group Ltd.	0.280	09/09/15	190,000	190,000,000
Australia & New Zealand Banking Group Ltd.	0.300	10/06/15	339,000	339,000,000
Bank of New York Mellon Corp. (The)	0.080	08/03/15	812,846	812,846,000
U.S. Bank NA	0.130	08/03/15	235,371	235,371,000

				1,577,217,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 26.7%
Federal Farm Credit Bank	0.157(a)	09/30/15	41,700	41,700,070
Federal Farm Credit Bank	0.165(a)	02/03/16	123,000	123,003,268
Federal Farm Credit Bank	0.187(a)	10/01/15	50,000	50,002,959

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	9

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	0.061%(b)	09/02/15-09/22/15	1,341,600	$1,341,514,090
Federal Home Loan Bank	0.068(b)	08/12/15	359,000	358,989,415
Federal Home Loan Bank	0.071(b)	08/07/15	300,000	299,996,667
Federal Home Loan Bank	0.073(b)	09/23/15	732,535	732,457,803
Federal Home Loan Bank	0.077(b)	09/04/15	205,000	204,985,286
Federal Home Loan Bank	0.078(b)	09/11/15	77,600	77,591,958
Federal Home Loan Bank	0.085(b)	08/05/15-08/19/15	1,175,910	1,175,882,675
Federal Home Loan Bank	0.086(b)	08/11/15-08/28/15	158,110	158,101,215
Federal Home Loan Bank	0.090(b)	09/18/15	746,000	745,911,604
Federal Home Loan Bank	0.091(b)	09/09/15	1,056,535	1,056,446,500
Federal Home Loan Bank	0.092(b)	09/25/15	133,000	132,981,509
Federal Home Loan Bank	0.093(b)	09/16/15	470,000	469,949,487
Federal Home Loan Bank	0.117(b)	08/26/15	65,700	65,694,753
Federal Home Loan Bank	0.117(a)	01/15/16	167,000	167,000,000
Federal Home Loan Bank	0.127(a)	10/13/15-10/15/15	643,000	642,989,024
Federal Home Loan Bank	0.134(a)	07/22/16	73,000	73,000,000
Federal Home Loan Bank	0.150(a)	12/04/15	208,000	208,000,000
Federal Home Loan Bank	0.152(a)	12/15/15	50,000	49,999,497
Federal Home Loan Bank	0.154(a)	08/10/15	213,750	213,749,876
Federal Home Loan Bank	0.160	10/09/15	231,735	231,724,799
Federal Home Loan Bank	0.165(a)	12/24/15	218,700	218,679,877
Federal Home Loan Bank	0.166(a)	01/21/16	265,000	264,993,720
Federal Home Loan Bank	0.171(a)	01/25/16	308,600	308,600,000
Federal Home Loan Bank	0.375	08/28/15	42,275	42,283,826
Federal Home Loan Mortgage Corp.	0.061(b)	09/28/15	50,000	49,995,167
Federal Home Loan Mortgage Corp.	0.148(a)	02/18/16	470,750	470,710,463
Federal Home Loan Mortgage Corp.	0.167(a)	10/16/15	158,700	158,704,951
Federal Home Loan Mortgage Corp.	0.186(a)	07/21/16	98,000	97,995,557
Federal Home Loan Mortgage Corp.	1.750	09/10/15	65,000	65,114,280
Federal National Mortgage Assoc.	0.158(a)	08/05/15	185,500	185,500,216

				10,484,250,512

U.S. TREASURY OBLIGATIONS 2.7%
U.S. Treasury Bills	0.038(b)	08/20/15	190,000	189,996,290
U.S. Treasury Notes	0.250	09/30/15	873,000	873,233,975

				1,063,230,265

See Notes to Financial Statements.

10

Description	Principal Amount (000)#	Value (Note 1)
REPURCHASE AGREEMENTS(c) 4.4%
BNP Paribas Securities Corp., 0.13%, dated 07/31/15, due 08/03/15 in the amount of $180,001,950	180,000	$180,000,000
BNP Paribas Securities Corp., 0.15%, dated 07/31/15, due 08/03/15 in the amount of $309,214,865	309,211	309,211,000
HSBC Securities, Inc., 0.15%, dated 07/31/15, due 08/03/15 in the amount of $300,003,750	300,000	300,000,000
TD Securities (USA) LLC, 0.13%, dated 07/31/15, due 08/03/15 in the amount of $177,889,927	177,888	177,888,000
TD Securities (USA) LLC, 0.15%, dated 07/31/15, due 08/03/15 in the amount of $750,009,375	750,000	750,000,000

		1,717,099,000

TOTAL INVESTMENTS 100.0% (amortized cost $39,251,536,980)(d)		39,251,536,980
Other assets in excess of liabilities		10,694,962

NET ASSETS 100.0%		$39,262,231,942

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

MTN—Medium Term Note

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2015.
(b)	Represents zero coupon bond. Rate quoted represents yield-to-maturity at purchase date.
(c)	The aggregate value of Repurchase Agreements is $1,717,099,000. Repurchase agreements are collateralized by FHLB (coupon rates 0.000%-5.750%, maturity dates 08/25/15-06/12/26), FHLMC (coupon rates 0.000%-6.750%, maturity dates 08/28/15-02/01/45), FNMA (coupon rates 0.875%-7.000%, maturity dates 01/30/17-08/01/45), GNMA (coupon rates 3.000%-5.500%, maturity dates 10/15/26-11/20/64), and U.S. Treasury Securities (coupon rates

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	11

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2015 (Unaudited) continued

0.000%-4.375%, maturity dates 01/15/16-02/15/45), with the aggregate value, including accrued interest, of $1,751,443,059. Repurchase Agreements are subject to contractual netting agreements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Portfolio of Investments.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$9,785,839,770	$—
Commercial Paper	—	12,590,254,434	—
Corporate Bonds	—	1,196,174,528	—
Municipal Bonds	—	606,596,391	—
Other Corporate Obligations	—	230,875,080	—
Time Deposits	—	1,577,217,000	—
U.S. Government Agency Obligations	—	10,484,250,512	—
U.S. Treasury Obligations	—	1,063,230,265	—
Repurchase Agreements	—	1,717,099,000	—

Total	$—	$39,251,536,980	$—

See Notes to Financial Statements.

12

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2015 was as follows:

Commercial Paper	32.1%
U.S. Government Agency Obligations	26.7
Certificates of Deposit	24.9
Repurchase Agreements	4.4
Time Deposits	4.0
Corporate Bonds	3.1
U.S. Treasury Obligations	2.7%
Municipal Bonds	1.5
Other Corporate Obligations	0.6

100.0%

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	13

Prudential Core Taxable Money Market Fund

Statement of Assets & Liabilities

as of July 31, 2015 (Unaudited)

Assets
Investments, at amortized cost which approximates fair value	$39,251,536,980
Cash	221
Interest receivable	10,980,962

Total assets	39,262,518,163

Liabilities
Management fee payable	182,064
Accrued expenses and other liabilities	79,953
Affiliated transfer agent fee payable	16,667
Dividends payable	7,537

Total liabilities	286,221

Net Assets	$39,262,231,942

Net assets were comprised of:
Shares of beneficial interest, at par	$39,262,186
Paid-in capital in excess of par	39,222,902,227

39,262,164,413
Undistributed net investment income	67,529

Net assets, July 31, 2015	$39,262,231,942

Net asset value and redemption price per share ($39,262,231,942 ÷ 39,262,185,540 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

14

Prudential Core Taxable Money Market Fund

Statement of Operations

Six Months Ended July 31, 2015 (Unaudited)

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $50,037)	$34,632,536

Expenses
Management fee	1,064,335
Custodian and accounting fees	79,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	51,000
Insurance expenses	45,000
Audit fee	12,000
Legal fees and expenses	9,000
Trustees’ fees	6,000
Shareholders’ reports	3,000
Miscellaneous	17,261

Total expenses	1,286,596

Net investment income	33,345,940

Realized Gain on Investments
Net realized gain on investment transactions	395,308

Net Increase In Net Assets Resulting From Operations	$33,741,248

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	15

Prudential Core Taxable Money Market Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2015	Year Ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$33,345,940	$58,473,232
Net realized gain on investment transactions	395,308	434,838

Net increase in net assets resulting from operations	33,741,248	58,908,070

Dividends and distributions from net investment income and net realized gains (Note 1)	(33,689,362)	(58,910,344)

Fund share transactions (Note 6)
Net proceeds from shares sold	144,349,691,845	274,232,461,445
Net asset value of shares issued in reinvestment of dividends and distributions	39,392,335	57,613,148
Cost of shares reacquired	(148,712,110,162)	(269,093,963,593)

Net increase (decrease) in net assets from Fund share transactions	(4,323,025,982)	5,196,111,000

Total increase (decrease)	(4,322,974,096)	5,196,108,726

Net Assets:
Beginning of period	43,585,206,038	38,389,097,312

End of period(a)	$39,262,231,942	$43,585,206,038

(a) Includes undistributed net investment income of:	$67,529	$15,643

See Notes to Financial Statements.

16

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2015 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 83.7%

ASSET-BACKED SECURITIES 33.0%

Non-Residential Mortgage-Backed Securities 20.2%
Ally Auto Receivables Trust, Series 2013-1, Class A3	0.630%	05/15/17	2,790	$2,790,198
Series 2013-2, Class A3	0.790	01/15/18	4,263	4,261,626
Series 2014-1, Class A2	0.480	02/15/17	4,286	4,284,122
Series 2014-2, Class A2	0.680	07/17/17	11,965	11,961,761
Series 2014-3, Class A2	0.810	09/15/17	5,700	5,703,751
Series 2014-SN1, Class A2A	0.520	10/20/16	2,106	2,105,620
Series 2015-SN1, Class A2A	0.930	06/20/17	6,600	6,600,627
American Express Credit Account Master Trust, Series 2012-2, Class A	0.680	03/15/18	600	600,070
Series 2012-3, Class A	0.337(a)	03/15/18	6,700	6,700,000
Series 2013-1, Class A	0.607(a)	02/16/21	38,600	38,715,568
Series 2013-3, Class A	0.980	05/15/19	4,250	4,251,500
Series 2014-1, Class A	0.557(a)	12/15/21	10,000	9,996,010
Series 2014-2, Class A	1.260	01/15/20	2,000	2,001,212
American Express Credit Account Sec’d. Note Trust, Series 2012-4, Class A	0.427(a)	05/15/20	18,000	17,983,854
Bank of America Credit Card Trust, Series 2007-A4, Class A4	0.227(a)	11/15/19	21,227	21,131,648
Series 2014-A1, Class A	0.567(a)	06/15/21	15,129	15,129,635
Series 2014-A2, Class A	0.457(a)	09/16/19	25,450	25,427,986
Series 2014-A3, Class A	0.477(a)	01/15/20	20,000	20,004,460
Bank of The West Auto Trust, Series 2014-1, Class A2, 144A	0.690	07/17/17	11,462	11,463,966
Series 2014-1, Class A3, 144A	1.090	03/15/19	9,000	9,005,868
BMW Vehicle Lease Trust, Series 2015-1, Class A2B	0.508(a)	02/21/17	21,000	21,001,785
CarMax Auto Owner Trust, Series 2013-2, Class A3	0.640	01/16/18	10,066	10,055,923
Series 2014-1, Class A2	0.470	02/15/17	1,656	1,655,838
Series 2014-2, Class A2	0.460	04/17/17	2,940	2,938,735
Series 2014-3, Class A2	0.550	08/15/17	771	770,137
Series 2014-4, Class A2B	0.457(a)	02/15/18	10,194	10,196,313
Chase Issuance Trust, Series 2007-A2, Class A2	0.237(a)	04/15/19	4,186	4,171,629

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	17

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2007-A3, Class A3	5.230%	04/15/19	8,846	$9,406,394
Series 2012-A9, Class A9	0.337(a)	10/16/17	16,925	16,925,000
Series 2013-A3, Class A3	0.467(a)	04/15/20	725	723,615
Series 2013-A6, Class A6	0.607(a)	07/15/20	28,000	28,067,200
Series 2015-A1, Class A1	0.507(a)	02/18/20	19,000	18,998,727
Series 2015-A3, Class A3	0.437(a)	04/15/19	10,000	9,993,850
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850	05/15/18	7,524	7,528,960
Series 2014-AA, Class A2, 144A	0.490	02/15/17	198	198,429
Series 2014-BA, Class A2, 144A	0.690	09/15/17	7,349	7,347,334
Series 2015-AA, Class A2, 144A	0.810	11/15/17	10,000	10,004,470
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9	5.100	11/20/17	1,105	1,119,804
Series 2006-A3, Class A3	5.300	03/15/18	5,061	5,203,007
Series 2006-A7, Class A7	0.346(a)	12/17/18	13,000	12,958,764
Series 2007-A8, Class A8	5.650	09/20/19	6,030	6,583,886
Series 2013-A2, Class A2	0.467(a)	05/26/20	33,000	33,017,787
Series 2013-A4, Class A4	0.607(a)	07/24/20	10,000	10,029,980
Series 2013-A6, Class A6	1.320	09/07/18	15,000	15,078,315
Series 2014-A2, Class A2	1.020	02/22/19	5,800	5,800,278
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.617(a)	07/15/21	32,100	32,133,448
Series 2014-A3, Class A3	1.220	10/15/19	1,900	1,902,901
Series 2014-A4, Class A4	2.120	12/15/21	17,400	17,614,542
Series 2015-A1, Class A1	0.537(a)	08/17/20	35,000	35,028,000
Fifth Third Auto Trust, Series 2014-1, Class A2	0.460	08/15/16	303	303,101
Series 2014-2, Class A2B	0.347(a)	04/17/17	1,425	1,424,199
Series 2014-3, Class A2A	0.570	05/15/17	5,258	5,256,402
Ford Credit Auto Lease Trust, Series 2014-A, Class A2B	0.367(a)	10/15/16	998	998,288
Series 2014-A, Class A3	0.680	04/15/17	5,000	4,999,070
Series 2014-B, Class A2B	0.347(a)	03/15/17	4,018	4,016,685
Series 2015-A, Class A2B	0.467(a)	12/15/17	7,000	7,001,715
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510	04/15/17	1,649	1,649,071
Series 2013-B, Class A3	0.570	10/15/17	3,386	3,384,954

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2014-A, Class A2	0.480%	11/15/16	105	$104,542
GE Equipment Midticket LLC, Series 2013-1, Class A3	0.950	03/22/17	838	838,642
GE Equipment Small Ticket LLC, Series 2013-1A, Class A3, 144A	1.020	02/24/17	2,394	2,396,848
Series 2014-1A, Class A2, 144A	0.590	08/24/16	484	483,531
GM Financial Automobile Leasing Trust, Series 2014-1A, Class A2, 144A	0.610	07/20/16	10,235	10,228,516
Series 2014-2A, Class A2, 144A	0.730	02/20/17	6,896	6,892,753
Series 2015-1, Class A2	1.100	12/20/17	7,000	7,007,959
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530	02/16/17	8,838	8,835,138
Hyundai Auto Lease Securitization Trust, Series 2014-A, Class A2, 144A	0.520	07/15/16	2,727	2,727,158
Series 2015-A, Class A2, 144A	1.000	10/16/17	10,000	10,019,140
Hyundai Auto Receivables Trust, Series 2014-A, Class A2	0.460	01/16/17	1,362	1,361,275
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.447(a)	08/16/21	9,000	8,947,683
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A3	0.680	12/15/16	22,500	22,499,752
Series 2015-A, Class A3	1.100	08/15/17	9,100	9,115,998
MMCA Auto Owner Trust, Series 2014-A, Class A2, 144A	0.590	11/15/16	595	594,541
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.437(a)	04/17/17	14,376	14,371,155
Porsche Innovative Lease Owner Trust, Series 2014-1, Class A2, 144A	0.650	01/20/17	8,765	8,761,268
TAL Advantage LLC, Series 2006-1A, Class NOTE, 144A	0.378(a)	04/20/21	750	746,776
Volkswagen Auto Lease Trust, Series 2014-A, Class A2B	0.398(a)	10/20/16	1,776	1,776,272
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3	0.850	08/22/16	126	126,386
World Omni Auto Receivables Trust, Series 2013-A, Class A3	0.640	04/16/18	2,186	2,185,176
Series 2013-B, Class A3	0.830	08/15/18	18,953	18,955,442
Series 2014-B, Class A2B	0.417(a)	01/16/18	4,004	4,003,712

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	19

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
World Omni Automobile Lease Securitization Trust, Series 2013-A, Class A2B	0.507%(a)	05/16/16	314	$313,980
Series 2014-A, Class A2B	0.397(a)	03/15/17	10,325	10,312,982

				739,214,643

Residential Mortgage-Backed Securities 12.8%
ABFC Trust, Series 2003-AHL1, Class A1	4.184	03/25/33	478	477,105
Series 2003-OPT1, Class A3	0.871(a)	04/25/33	952	906,605
Series 2004-HE1, Class M1	1.091(a)	03/25/34	1,163	1,076,419
Series 2004-OPT5, Class A4	1.441(a)	06/25/34	7,288	6,809,601
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	0.887(a)	01/25/35	1,749	1,704,559
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	2.741(a)	11/25/33	121	111,989
Series 2003-OP1, Class M1	1.241(a)	12/25/33	2,574	2,430,798
Series 2004-FM1, Class M1	1.091(a)	09/25/33	567	530,992
Series 2004-OP1, Class M1	0.971(a)	04/25/34	4,824	4,571,519
Aegis Asset-Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2004-2, Class A1	0.791(a)	06/25/34	168	166,821
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.541(a)	02/25/33	8,004	7,564,514
Series 2003-8, Class M1	1.237(a)	10/25/33	3,536	3,355,578
Series 2003-9, Class AV2	0.867(a)	09/25/33	291	275,173
Series 2003-11, Class AV2	0.927(a)	12/25/33	422	407,459
Series 2003-12, Class M1	1.312(a)	01/25/34	502	463,726
Series 2004-R5, Class M1	1.061(a)	07/25/34	695	615,154
Series 2004-R8, Class M1	1.151(a)	09/25/34	15,197	15,150,716
Series 2005-R9, Class AF4	5.444	11/25/35	1,006	1,040,607
Series 2005-R9, Class AF5	5.818	11/25/35	1,808	1,781,052
Series 2005-R11, Class A2D	0.521(a)	01/25/36	188	184,485
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2	1.991(a)	07/25/32	88	74,377

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Argent Securities, Inc., Series 2003-W2, Class M4	5.816%(a)	09/25/33	1,000	$934,172
Series 2003-W3, Class M2	2.887(a)	09/25/33	12,586	12,007,776
Series 2003-W5, Class M1	1.237(a)	10/25/33	69	67,080
Series 2003-W7, Class A2	0.967(a)	03/25/34	266	255,793
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1	1.391(a)	10/25/33	3,853	3,785,781
Series 2004-W5, Class M1	1.087(a)	04/25/34	371	350,705
Series 2004-W6, Class AV2	1.091(a)	05/25/34	488	460,025
Series 2004-W6, Class M1	1.016(a)	05/25/34	790	754,861
Series 2004-W7, Class M1	1.012(a)	05/25/34	18,431	17,529,751
Series 2004-W8, Class A2	1.151(a)	05/25/34	160	157,468
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE5, Class M2	3.036(a)	09/15/33	359	313,927
Series 2003-HE6, Class A2	0.871(a)	11/25/33	193	182,473
Series 2004-HE1, Class M1	1.237(a)	01/15/34	1,520	1,443,496
Series 2004-HE2, Class M1	1.016(a)	04/25/34	309	290,198
Series 2004-HE3, Class M1	1.001(a)	06/25/34	356	332,992
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1	1.087(a)	08/25/34	4,738	4,459,208
Series 2004-HE10, Class M1	1.162(a)	12/25/34	1,216	1,142,991
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class M1	1.421(a)	06/25/43	893	819,685
Series 2004-1, Class M1	1.166(a)	06/25/34	3,695	3,503,940
Series 2004-HE2, Class M1	1.087(a)	03/25/34	5,339	5,097,866
CDC Mortgage Capital Trust, Series 2003-HE3, Class M1	1.241(a)	11/25/33	4,103	3,834,016
Series 2003-HE4, Class M1	1.162(a)	03/25/34	1,475	1,394,845
Chase Funding Trust, Series 2002-2, Class 2A1	0.691(a)	05/25/32	404	380,005
Series 2003-1, Class 2A2	0.851(a)	11/25/32	590	558,208
Series 2003-2, Class 2A2	0.747(a)	02/25/33	406	368,800
Conseco Finance Corp., Series 2001-C, Class M1	0.887(a)	08/15/33	764	735,093

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	21

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates, Series 2002-3, Class M1	1.316%(a)	03/25/32	69	$67,972
Series 2003-2, Class 3A	0.691(a)	08/26/33	542	470,174
Series 2003-BC4, Class M1	1.241(a)	07/25/33	293	276,962
Series 2004-1, Class M1	0.941(a)	03/25/34	1,095	1,045,048
Series 2004-ECC1, Class M1	1.136(a)	11/25/34	3,365	3,146,497
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1	0.807(a)	01/25/32	1,460	1,290,925
Series 2001-HE25, Class M1	1.787(a)	03/25/32	444	417,926
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1	1.207(a)	11/25/33	1,050	996,459
Series 2004-CB3, Class M1	0.967(a)	03/25/34	531	516,085
EquiFirst Mortgage Loan Trust, Series 2003-1, Class M2	3.041(a)	12/25/32	114	109,690
Series 2004-2, Class M1	1.016(a)	10/25/34	1,909	1,834,797
Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1	4.860	08/25/33	113	112,031
Finance America Mortgage Loan Trust, Series 2004-3, Class M1	1.061(a)	11/25/34	10,420	9,922,867
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1	0.911(a)	08/25/34	374	354,116
First NLC Trust, Series 2005-2, Class M1	0.671(a)	09/25/35	2,500	2,379,955
Fremont Home Loan Trust, Series 2003-B, Class M1	1.241(a)	12/25/33	570	543,557
Series 2004-1, Class M1	0.866(a)	02/25/34	2,015	1,839,991
Series 2004-2, Class M1	1.046(a)	07/25/34	853	766,982
Series 2004-B, Class M1	1.061(a)	05/25/34	5,748	5,344,577
Series 2004-C, Class M1	1.166(a)	08/25/34	6,193	5,780,765
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, Class A2C	0.911(a)	10/25/35	1,337	1,325,892
GSAMP Trust, Series 2003-FM1, Class M2	2.963(a)	03/20/33	99	91,463
Series 2004-FM1, Class M1	1.166(a)	11/25/33	6,830	6,617,066
Series 2004-FM1, Class M2	2.291(a)	11/25/33	139	134,966
Series 2004-NC1, Class M1	1.012(a)	03/25/34	2,981	2,790,365

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Home Equity Asset Trust, Series 2002-3, Class M1	1.541%(a)	02/25/33	919	$885,384
Series 2002-4, Class M1	1.691(a)	03/25/33	754	727,997
Series 2003-2, Class M1	1.511(a)	08/25/33	1,558	1,506,165
Series 2003-3, Class M1	1.481(a)	08/25/33	1,757	1,671,623
Series 2003-4, Class M1	1.391(a)	10/25/33	8,290	7,928,633
Series 2003-8, Class M1	1.271(a)	04/25/34	689	651,398
Series 2004-1, Class M1	1.136(a)	06/25/34	12,333	11,525,783
Series 2004-2, Class M1	0.986(a)	07/25/34	3,418	3,201,924
Series 2004-3, Class M1	1.046(a)	08/25/34	2,469	2,351,771
HSBC Home Equity Loan Trust, Series 2006-3, Class A4	0.428(a)	03/20/36	4,925	4,892,479
Series 2007-1, Class AS	0.388(a)	03/20/36	286	284,121
Series 2007-1, Class M1	0.568(a)	03/20/36	430	412,570
Series 2007-2, Class A4	0.488(a)	07/20/36	351	346,707
Series 2007-2, Class M2	0.558(a)	07/20/36	1,000	924,864
Series 2007-3, Class A4	1.688(a)	11/20/36	5,360	5,330,836
Series 2007-3, Class M2	2.688(a)	11/20/36	3,500	3,420,683
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4	0.441(a)	03/25/36	1,400	1,176,431
Long Beach Mortgage Loan Trust, Series 2003-3, Class M1	1.316(a)	07/25/33	1,648	1,536,733
Series 2003-4, Class M1	1.211(a)	08/25/33	2,295	2,206,509
Series 2004-1, Class M1	0.941(a)	02/25/34	26,834	25,514,415
Series 2004-2, Class M1	0.982(a)	06/25/34	7,357	7,101,368
Series 2004-3, Class M1	1.046(a)	07/25/34	7,155	6,893,089
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	0.891(a)	09/25/34	806	744,888
Series 2004-OPT2, Class A2	0.891(a)	09/25/34	170	158,290
Series 2004-WMC3, Class M1	1.016(a)	10/25/34	2,056	1,938,569
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC2, Class M2	3.041(a)	02/25/34	237	241,606
Series 2004-HE2, Class A1A	0.991(a)	08/25/35	51	48,173
Series 2004-HE2, Class M1	1.391(a)	08/25/35	1,119	1,057,461
Series 2004-WMC1, Class M2	1.841(a)	10/25/34	2,004	1,909,500
Morgan Stanley ABS Capital I, Inc. Trust, Series 2002-NC6, Class M1	1.691(a)	11/25/32	643	634,004

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	23

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2003-HE1, Class M1	1.391%(a)	05/25/33	2,641	$2,477,215
Series 2003-NC5, Class M1	1.466(a)	04/25/33	4,686	4,638,356
Series 2003-NC5, Class M3	3.641(a)	04/25/33	136	120,018
Series 2003-NC8, Class M1	1.241(a)	09/25/33	1,886	1,786,969
Series 2003-NC8, Class M2	2.816(a)	09/25/33	204	181,685
Series 2003-NC10, Class M1	1.211(a)	10/25/33	401	378,012
Series 2004-HE1, Class A4	0.931(a)	01/25/34	1,253	1,207,908
Series 2004-HE5, Class M1	1.136(a)	06/25/34	1,270	1,193,331
Series 2004-HE7, Class M1	1.091(a)	08/25/34	3,607	3,415,198
Series 2004-HE8, Class M1	1.151(a)	09/25/34	19,810	18,133,321
Series 2004-NC1, Class M1	1.241(a)	12/27/33	1,419	1,369,371
Series 2004-NC5, Class M1	1.091(a)	05/25/34	782	714,322
Series 2004-WMC2, Class M1	1.106(a)	07/25/34	1,648	1,571,344
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M1	1.541(a)	03/25/33	841	805,364
Series 2003-NC3, Class M3	3.566(a)	03/25/33	8	6,110
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM2, Class M1	1.316(a)	05/25/32	727	685,949
Series 2002-AM3, Class A3	1.171(a)	02/25/33	2,071	1,826,566
Series 2002-AM3, Class M2	3.191(a)	02/25/33	264	254,369
Series 2002-NC5, Class M1	1.601(a)	10/25/32	735	693,661
Series 2002-NC5, Class M2	2.591(a)	10/25/32	123	110,814
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.316(a)	10/25/33	5,275	5,065,082
Series 2003-6, Class M1	1.271(a)	01/25/34	8,515	7,925,931
Series 2004-1, Class M1	1.076(a)	05/25/34	6,212	5,841,419
Series 2004-2, Class A4	1.291(a)	08/25/34	2,714	2,585,144
Series 2004-3, Class M1	1.121(a)	11/25/34	12,150	11,225,984
Series 2004-4, Class M1	0.956(a)	02/25/35	17,246	16,031,237
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2002-6, Class M1	1.316(a)	11/25/32	125	117,839
Series 2003-2, Class A2	0.791(a)	04/25/33	1,433	1,326,202
Series 2003-5, Class A2	0.831(a)	08/25/33	570	538,073
Series 2003-6, Class A2	0.851(a)	11/25/33	1,412	1,327,091

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.091%(a)	01/25/34	1,828	$1,699,960
Series 2004-2, Class M1	0.986(a)	05/25/34	4,808	4,437,757
Series 2005-3, Class M1	0.661(a)	08/25/35	2,456	2,369,862
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2	1.211(a)	09/25/34	539	534,610
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	5.181	09/25/34	1,009	962,804
Series 2006-B, Class A3	0.471(a)	05/25/36	1,486	1,366,485
Quest Trust, Series 2006-X2, Class A2, 144A	0.481(a)	08/25/36	5,759	4,586,946
Renaissance Home Equity Loan Trust, Series 2003-1, Class A	1.051(a)	06/25/33	318	300,350
Series 2004-1, Class M2	1.441(a)	05/25/34	408	333,432
Residential Asset Mortgage Product, Series 2004-RS3, Class AI4	5.335	03/25/34	615	648,481
Series 2004-RS8, Class AI5	5.980	08/25/34	10,606	10,969,945
Residential Asset Securities Corp., Series 2003-KS11, Class AI5	5.550	01/25/34	4,431	4,637,160
Series 2004-KS1, Class AI5	5.221	02/25/34	4,000	4,147,548
Series 2004-KS3, Class AI5	4.770	04/25/34	7,705	8,029,526
Series 2004-KS5, Class AI5	5.152	06/25/34	10,308	10,427,583
Series 2006-KS1, Class A4	0.491(a)	02/25/36	348	344,158
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1	1.286(a)	03/25/32	2,873	2,724,858
Saxon Asset Securities Trust, Series 2001-2, Class M1	0.986(a)	03/25/31	611	534,859
Series 2001-3, Class M1	1.361(a)	07/25/31	122	115,064
Series 2003-2, Class AF5	5.022	08/25/32	2,609	2,654,576
Series 2003-3, Class M2	2.587(a)	12/25/33	111	100,251
Series 2004-2, Class AF3	4.798	08/25/35	3,627	3,661,820
Series 2005-3, Class M1	0.647(a)	11/25/35	6,075	5,960,063
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	0.971(a)	02/25/34	5,223	4,856,906
Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class M1	1.391(a)	01/25/34	371	355,484

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	25

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2003-BC3, Class M1	1.166%(a)	08/25/34	6,161	$5,899,240
Series 2004-BC1, Class M1	0.956(a)	02/25/35	1,736	1,594,536
Series 2004-BC4, Class A1B	0.991(a)	10/25/35	832	781,977
Series 2006-BC1, Class A2C	0.391(a)	12/25/36	209	207,576
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2	0.871(a)	01/25/33	225	213,672
Series 2003-BC10, Class A4	1.191(a)	10/25/33	8,311	7,870,329
Series 2004-2, Class A4	0.896(a)	03/25/34	14,910	13,821,566
Series 2004-4, Class A4	0.991(a)	04/25/34	3,782	3,493,938
Series 2004-7, Class A8	1.391(a)	08/25/34	1,400	1,277,378
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OW1, Class A4, 144A	0.391(a)	12/25/35	419	398,009
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class A21B	0.611(a)	10/25/34	45	43,433
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 1A	0.491(a)	04/25/34	3,201	3,057,880
Series 2004-1, Class 2A1	0.491(a)	04/25/34	3,466	3,267,346

				468,502,759

TOTAL ASSET-BACKED SECURITIES (cost $1,139,205,571)				1,207,717,402

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.5%
Banc of America Commercial Mortgage Trust, Series 2006-1, Class A1A	5.378	09/10/45	14,712	14,831,717
Series 2007-2, Class A1A	5.562	04/10/49	8,223	8,663,024
Series 2007-2, Class A2	5.623	04/10/49	151	151,538
Series 2007-2, Class A2FL, 144A	0.339(a)	04/10/49	1,505	1,503,031
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3	5.736	06/11/50	1,791	1,788,873
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class A, 144A	1.337(a)	08/15/26	4,569	4,568,824
Carefree Portfolio Trust, Series 2014-CARE, Class A, 144A	1.507(a)	11/15/19	15,000	15,043,275
CD Mortgage Trust, Series 2006-CD2, Class A4	5.299	01/15/46	19,754	19,854,102
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1	0.685	09/10/45	529	528,136

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A1A	5.199%	08/15/48	11,505	$11,986,055
Series 2006-C1, Class A4	5.223	08/15/48	2,815	2,918,464
COMM Mortgage Trust, Series 2014-UBS2, Class A2	2.820	03/10/47	8,050	8,268,260
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224	04/10/37	7,405	7,398,991
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.463	02/15/39	3,101	3,117,539
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642	08/10/44	11,006	11,178,269
GE Business Loan Trust, Series 2004-2A, Class A, 144A	0.407(a)	12/15/32	1,712	1,662,244
Series 2006-2A, Class A, 144A	0.367(a)	11/15/34	4,988	4,793,752
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553	04/10/38	3,412	3,424,700
Series 2006-GG8, Class A4	5.560	11/10/39	15,316	15,819,515
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class A, 144A	1.436(a)	11/15/29	8,000	7,998,696
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272	07/15/45	10,000	10,350,960
Series 2013-C15, Class A2FL, 144A	0.836(a)	11/15/45	1,000	1,005,316
Series 2014-C21, Class A2	2.892	08/15/47	10,000	10,283,390
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.281	12/15/44	5,900	5,923,641
Series 2006-CB14, Class A4	5.481	12/12/44	5,176	5,212,907
Series 2010-C2, Class A1, 144A	2.749	11/15/43	537	538,607
Series 2011-C4, Class A2, 144A	3.341	07/15/46	16,947	17,179,388
Series 2011-C5, Class A2	3.149	08/15/46	8,505	8,663,846
Series 2012-C8, Class A2	1.797	10/15/45	3,450	3,468,834
Series 2012-LC9, Class A2	1.677	12/15/47	800	802,089
Series 2014-FL5, Class A, 144A	1.167(a)	07/15/31	10,000	9,980,650
Series 2014-PHH, Class A, 144A	1.388(a)	08/15/27	20,000	20,034,020
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3FL, 144A	0.656(a)	06/12/50	5,963	5,935,148
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.465	02/12/39	4,462	4,508,375
Series 2006-4, Class A3	5.172	12/12/49	6,057	6,269,395

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	27

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-6, Class A2	5.331%	03/12/51	622	$628,789
Series 2007-6, Class A2FL, 144A	0.327(a)	03/12/51	17,053	16,975,103
Series 2007-8, Class ASB	5.814	08/12/49	633	636,010
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A1	0.664	11/15/45	174	173,720
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2FL	0.347(a)	04/15/49	7,244	7,224,547
Series 2011-C3, Class A2	3.224	07/15/49	1,165	1,186,751
SCG Trust, Series 2013-SRP1, Class A, 144A	1.588(a)	11/15/26	9,000	8,992,404
Starwood Retail Property Trust, Series 2014-STAR, Class A, 144A	1.407(a)	11/15/27	20,000	19,873,440
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533	12/10/45	21,000	21,195,174
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.284	12/15/44	724	723,997
Series 2006-C23, Class A4	5.418	01/15/45	9,724	9,765,395
Series 2006-C23, Class A5	5.416	01/15/45	9,500	9,589,357
Series 2006-C24, Class A3	5.558	03/15/45	10,876	10,942,229
Series 2006-C25, Class A5	5.714	05/15/43	31,255	31,855,627
Series 2006-C27, Class A1A	5.749	07/15/45	26,313	27,143,162
Series 2006-C27, Class A3	5.765	07/15/45	21,022	21,498,749
Series 2006-C28, Class A1A	5.559	10/15/48	11,872	12,342,328
Series 2006-C28, Class A4	5.572	10/15/48	10,409	10,765,302
Series 2007-C30, Class A3	5.246	12/15/43	437	441,832
Series 2007-C34, Class A1A	5.608	05/15/46	25,068	26,407,742

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $511,525,398)				494,017,229

CORPORATE BONDS 35.5%

Automotive 3.4%
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes	0.784(a)	10/07/16	7,000	7,027,048
Sr. Unsec’d. Notes, 144A	0.657(a)	05/26/16	22,500	22,553,055
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.250	01/11/16	28,000	28,068,768

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Automotive (cont’d.)
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	1.150%	09/15/15	15,000	$15,007,725
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	0.716(a)	11/18/16	50,000	50,075,550

				122,732,146

Banking 14.0%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	0.689(a)	06/06/16	30,000	30,002,010
American Express Credit Corp., Sr. Unsec’d. Notes	0.804(a)	07/29/16	15,300	15,321,053
Australia & New Zealand Banking Group Ltd. (Australia), Unsec’d. Notes, 144A	0.469(a)	07/15/16	21,000	21,011,571
Bank of America Corp., Sr. Unsec’d. Notes	3.700	09/01/15	30,000	30,063,660
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	1.300	07/15/16	50,000	50,232,950
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	0.524(a)	10/23/15	15,000	15,007,800
Sr. Unsec’d. Notes	0.700	10/23/15	20,000	20,007,100
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	0.562(a)	02/23/17	25,000	24,995,750
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes	0.807(a)	07/18/16	25,000	25,091,125
Capital One Bank USA NA, Sr. Unsec’d. Notes	1.300	06/05/17	25,000	24,835,875
Citigroup, Inc., Sr. Unsec’d. Notes	0.982(a)	11/24/17	30,000	29,985,180
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.250	01/11/16	30,257	30,570,039
Fifth Third Bancorp, Sr. Unsec’d. Notes	3.625	01/25/16	35,000	35,458,115
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	0.731(a)	03/22/16	27,750	27,733,711
Sr. Unsec’d. Notes, MTN	1.176(a)	11/18/15	1,350	1,350,505
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	0.902(a)	02/26/16	30,000	30,041,580
Morgan Stanley, Sr. Unsec’d. Notes	1.750	02/25/16	27,365	27,491,289
PNC Bank NA, Sr. Unsec’d. Notes	0.604(a)	01/28/16	4,750	4,753,192
Sr. Unsec’d. Notes	0.800	01/28/16	11,550	11,565,280

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	29

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	0.539%(a)	02/03/17	30,000	$29,999,820
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.550	09/18/15	25,000	25,042,275

				510,559,880

Brokerage 0.1%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(b)	3.000	05/25/10	50,000	5,375,000

Cable 1.5%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes	3.125	02/15/16	20,483	20,718,575
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	0.826(a)	04/15/16	35,000	35,063,875

				55,782,450

Capital Goods 0.5%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	0.750	01/22/16	20,000	20,030,100

Electric 0.5%
Georgia Power Co., Sr. Unsec’d. Notes	0.606(a)	03/15/16	20,000	19,983,720

Foods 0.7%
General Mills, Inc., Sr. Unsec’d. Notes	0.594(a)	01/29/16	25,000	24,983,125

Healthcare & Pharmaceutical 3.6%
AbbVie, Inc., Sr. Unsec’d. Notes	1.200	11/06/15	40,000	40,045,480
Baxter International, Inc., Sr. Unsec’d. Notes	0.950	06/01/16	10,000	9,997,870
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	0.700	03/18/16	37,500	37,555,275
McKesson Corp., Sr. Unsec’d. Notes	0.950	12/04/15	5,000	5,000,670
Merck & Co., Inc., Sr. Unsec’d. Notes	0.466(a)	05/18/16	40,000	40,038,640

				132,637,935

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare Insurance 0.4%
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	0.744%(a)	01/17/17	16,000	$16,013,488

Insurance 1.5%
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	0.664(a)	04/10/17	35,000	35,059,920
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.655(a)	05/27/16	20,000	20,036,780

				55,096,700

Lodging 0.5%
Carnival Corp., Gtd. Notes	1.200	02/05/16	17,000	17,020,927

Metals 0.8%
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050	10/23/15	30,000	30,048,300

Non-Captive Finance 1.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	0.623(a)	12/20/16	48,000	47,893,138

Oil & Gas Equipment & Services 1.3%
Cameron International Corp., Sr. Unsec’d. Notes	1.150	12/15/16	12,000	11,903,556
Devon Energy Corp., Sr. Unsec’d. Notes	0.736(a)	12/15/15	35,000	34,977,250

				46,880,806

Oil, Gas & Consumable Fuels 1.1%
Chevron Corp., Sr. Unsec’d. Notes	0.889	06/24/16	8,700	8,721,602
Husky Oil Ltd.(Canada), Sr. Unsec’d. Notes	7.550	11/15/16	30,560	32,667,815

				41,389,417

Retailers 1.4%
CVS Health Corp., Sr. Unsec’d. Notes	1.200	12/05/16	25,000	25,066,975
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	0.726(a)	05/18/16	25,000	24,985,675

				50,052,650

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	31

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology 1.0%
Cisco Systems, Inc., Sr. Unsec’d. Notes	0.563%(a)	03/03/17	35,000	$35,053,060

Telecommunications 1.9%
AT&T, Inc., Sr. Unsec’d. Notes	0.665(a)	02/12/16	37,000	36,972,176
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.816(a)	09/15/16	10,000	10,115,240
Sr. Unsec’d. Notes	2.500	09/15/16	20,590	20,907,457

				67,994,873

TOTAL CORPORATE BONDS (cost $1,329,709,157)				1,299,527,715

MUNICIPAL BOND 0.7%

California
University of California Rev., Fltg. Rate Notes, Taxable, Series Y-1 (cost $25,000,000)	0.687(a)	07/01/41	25,000	24,997,500

NON-CORPORATE FOREIGN AGENCY 1.0%
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A (cost $36,275,000)	1.063(a)	04/10/17	36,275	36,228,205

TOTAL LONG-TERM INVESTMENTS (cost $3,041,715,126)				3,062,488,051

			Shares
SHORT-TERM INVESTMENTS 16.9%

AFFILIATED MONEY MARKET MUTUAL FUND 4.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $181,764,371)(Note 3)(c)			181,764,371	181,764,371

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER(d) 10.3%
Amphenol Corp., 144A	0.478%	08/10/15	15,030	$15,028,948
Bacardi Corp., 144A	0.468	08/05/15	9,000	8,999,730
Canadian Natural Resources Ltd., 144A	0.478	08/25/15	9,000	8,998,380
Canadian Natural Resources Ltd., 144A	0.519	08/04/15	10,000	9,999,700
Commonwealth Edison Co., 144A	0.447	08/13/15	15,000	14,998,650
Deutsche Telekom AG, 144A	0.508	08/07/15	20,000	19,999,000
Deutsche Telekom AG, 144A	0.508	08/14/15	7,970	7,969,283
Eaton Corp., 144A	0.478	08/25/15	19,100	19,096,562
Electricite de France, 144A	0.746	01/06/16	15,000	14,969,550
Encana Corp., 144A	0.590	08/11/15	10,000	9,999,300
Encana Corp., 144A	0.610	08/17/15	10,000	9,998,900
Enterprise Products Operating LLC, 144A	0.508	08/11/15	10,000	9,999,300
ERAC USA Finance LLC, 144A	0.478	08/19/15	10,500	10,498,631
ERP Operating LP, 144A	0.488	08/11/15	15,000	14,998,950
FMC Technologies, Inc., 144A	0.468	08/19/15	2,400	2,399,688
National Grid USA, 144A	0.478	08/05/15	33,600	33,598,992
Omnicom Capital, Inc., 144A	0.508	08/24/15	8,100	8,098,623
Pearson Holdings, Inc., 144A	0.478	08/05/15	20,000	19,999,400
Pentair Finance SA, 144A	0.549	08/25/15	7,666	7,664,620
Pentair Finance SA	0.570	08/03/15	5,750	5,749,885
Pentair Finance SA, 144A	0.570	08/17/15	15,500	15,498,295
Plains All American Pipeline LP, 144A	0.447	08/12/15	25,000	24,998,000
TransCanada American Investments Ltd., 144A	0.529	08/12/15	15,000	14,998,650
Viacom, Inc., 144A	0.457	08/11/15	15,000	14,998,950
Viacom, Inc., 144A	0.457	08/12/15	15,000	14,998,800
Whirlpool Corp., 144A	0.570	08/26/15	15,000	14,997,150
WPP CP LLC, 144A	0.508	08/11/15	20,000	19,998,600
WPP CP LLC, 144A	0.518	08/17/15	3,805	3,804,581

TOTAL COMMERCIAL PAPER (cost $377,314,035)				377,359,118

TIME DEPOSITS 1.2%
Kimco Realty Corp.(e)	0.550	09/01/15	20,000	20,000,000
UDR, Inc.(e)	0.550	09/04/15	24,000	24,000,000

TOTAL TIME DEPOSITS (cost $44,000,000)				44,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	33

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS(d) 0.5%
Federal Home Loan Banks	0.137%	08/19/15	1,794	$1,793,984
Federal Home Loan Banks(f)	0.142	08/28/15	6,615	6,614,907
Federal Home Loan Banks(f)	0.305	02/19/16	10,000	9,990,560

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $18,391,339)				18,399,451

TOTAL SHORT-TERM INVESTMENTS (cost $621,469,745)				621,522,940

TOTAL INVESTMENTS 100.6% (cost $3,663,184,871)(Note 5)				3,684,010,991
Liabilities in excess of other assets(g) (0.6)%				(23,690,086)

NET ASSETS 100.0%				$3,660,320,905

The following abbreviations are used in the portfolio descriptions:

144A —Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

CMBS—Collateralized Mortgage-Backed Security

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2015.
(b)	Represents issuer in default on interest payments and/or principal repayments; non-income producing security. Such security may be post maturity.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Indicates a security that has been deemed illiquid.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Includes net unrealized appreciation(depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

34

Interest rate swap agreements outstanding at July 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
30,000	08/02/15	0.484%	3 Month LIBOR(1)	$(51,910)	$—	$(51,910)	Bank of Nova Scotia
20,000	12/07/15	0.757%	3 Month LIBOR(1)	(43,482)	—	(43,482)	Bank of Nova Scotia
25,000	02/01/16	0.588%	3 Month LIBOR(1)	(85,351)	—	(85,351)	Bank of Nova Scotia
25,000	03/04/16	0.505%	3 Month LIBOR(1)	(54,597)	—	(54,597)	Bank of America
50,000	03/15/16	0.546%	3 Month LIBOR(1)	(124,079)	—	(124,079)	Deutsche Bank AG
25,000	04/13/16	0.925%	3 Month LIBOR(1)	(151,313)	—	(151,313)	Bank of Nova Scotia
10,000	05/10/16	0.860%	3 Month LIBOR(1)	(43,579)	—	(43,579)	Bank of Nova Scotia
15,000	05/16/16	0.890%	3 Month LIBOR(1)	(69,473)	—	(69,473)	Bank of Nova Scotia
5,000	05/22/16	0.909%	3 Month LIBOR(1)	(23,610)	—	(23,610)	Bank of Nova Scotia
25,000	06/06/16	0.499%	3 Month LIBOR(1)	(9,634)	—	(9,634)	Bank of Nova Scotia
20,000	07/29/16	0.680%	3 Month LIBOR(1)	(29,999)	—	(29,999)	Bank of Nova Scotia
25,000	12/06/16	0.575%	3 Month LIBOR(1)	20,786	—	20,786	Bank of Nova Scotia
8,400	06/15/17	2.880%	3 Month LIBOR(1)	(343,259)	—	(343,259)	Barclays Capital Group
13,000	05/16/18	4.531%	3 Month LIBOR(1)	(1,326,813)	—	(1,326,813)	Barclays Capital Group
20,000	02/18/20	4.762%	3 Month LIBOR(1)	(3,228,341)	—	(3,228,341)	Royal Bank of Scotland Group PLC
20,000	06/01/20	1.235%	3 Month LIBOR(1)	358,646	—	358,646	Bank of Nova Scotia

				$(5,206,008)	$—	$(5,206,008)

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	35

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2015 (Unaudited) continued

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
35,000	11/13/15	0.453%	3 Month LIBOR(1)	$—	$(13,289)	$(13,289)
25,000	12/15/15	2.938%	3 Month LIBOR(1)	—	(241,201)	(241,201)
60,000	01/14/16	0.508%	3 Month LIBOR(1)	—	(40,123)	(40,123)
25,000	04/28/16	0.557%	3 Month LIBOR(1)	212	(19,698)	(19,910)
25,000	05/02/16	0.536%	3 Month LIBOR(1)	212	(15,119)	(15,331)
40,000	07/15/16	0.800%	3 Month LIBOR(1)	—	(105,243)	(105,243)
30,000	09/13/16	1.036%	3 Month LIBOR(1)	285	(150,100)	(150,385)
50,000	09/19/16	0.774%	3 Month LIBOR(1)	275	(102,730)	(103,005)
20,000	11/13/16	0.598%	3 Month LIBOR(1)	—	12,547	12,547
20,000	12/13/16	0.726%	3 Month LIBOR(1)	200	(13,668)	(13,868)
15,000	03/04/17	0.828%	3 Month LIBOR(1)	188	(16,533)	(16,721)
17,000	06/17/19	1.784%	3 Month LIBOR(1)	226	(219,647)	(219,873)
10,100	07/03/19	1.734%	3 Month LIBOR(1)	196	(108,842)	(109,038)
7,350	07/22/19	1.781%	3 Month LIBOR(1)	183	(90,287)	(90,470)
9,650	06/18/20	1.743%	3 Month LIBOR(1)	—	(36,762)	(36,762)
10,000	12/15/20	3.855%	3 Month LIBOR(1)	—	(1,090,166)	(1,090,166)

				$1,977	$(2,250,861)	$(2,252,838)

U.S. Government Agency Obligation with a market value of $1,299,982 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at July 31, 2015.

(1)	The Fund pays the fixed rate and receives the floating rate.

See Notes to Financial Statements.

36

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$739,214,643	$—
Residential Mortgage-Backed Securities	—	468,502,759	—
Commercial Mortgage-Backed Securities	—	494,017,229	—
Corporate Bonds	—	1,299,527,715	—
Municipal Bond	—	24,997,500	—
Non-Corporate Foreign Agency	—	36,228,205	—
Affiliated Money Market Mutual Fund	181,764,371	—	—
Commercial Paper	—	377,359,118	—
Time Deposits	—	44,000,000	—
U.S. Government Agency Obligations	—	18,399,451	—
Other Financial Instruments*
Over-the-counter interest rate swaps	—	(5,206,008)	—
Exchange-traded interest rate swaps	—	(2,252,838)	—

Total	$181,764,371	$3,494,787,774	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	37

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2015 (Unaudited) continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2015 was as follows:

Non-Residential Mortgage-Backed Securities	20.2%
Banking	14.0
Commercial Mortgage-Backed Securities	13.5
Residential Mortgage-Backed Securities	12.8
Commercial Paper	10.3
Affiliated Money Market Mutual Fund	4.9
Healthcare & Pharmaceutical	3.6
Automotive	3.4
Telecommunications	1.9
Cable	1.5
Insurance	1.5
Retailers	1.4
Non-Captive Finance	1.3
Oil & Gas Equipment & Services	1.3
Time Deposits	1.2
Oil, Gas & Consumable Fuels	1.1
Non-Corporate Foreign Agency	1.0%
Technology	1.0
Metals	0.8
Municipal Bond	0.7
Foods	0.7
Capital Goods	0.5
Electric	0.5
U.S. Government Agency Obligations	0.5
Lodging	0.5
Healthcare Insurance	0.4
Brokerage	0.1

100.6
Liabilities in excess of other assets	(0.6)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin swaps	$12,547	*	Due from/to broker—variation margin swaps	$2,265,385	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	379,432		Unrealized depreciation on over-the-counter swap agreements	5,585,440

Total		$391,979			$7,850,825

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable(payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

38

The effects of derivative instruments on the Statement of Operations for the six months ended July 31, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(3,150,542)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$2,854,758

For the six months ended July 31, 2015, the Fund’s average notional amount in USD(000) for interest rate swaps was $765,500.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of America	$—	$—	$ —	$ —
Bank of Nova Scotia	379,432	(379,432)	—	—
Barclays Capital Group	—	—	—	—
Deutsche Bank AG	—	—	—	—
Royal Bank of Scotland Group PLC	—	—	—	—

$379,432

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	39

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2015 (Unaudited) continued

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(54,597)	$—	$—	$(54,597)
Bank of Nova Scotia	(508,351)	379,432	—	(128,919)
Barclays Capital Group	(1,670,072)	—	1,858,322	—
Deutsche Bank AG	(124,079)	—	—	(124,079)
Royal Bank of Scotland Group PLC	(3,228,341)	—	3,097,204	(131,137)

	$(5,585,440)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

40

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • JULY 31, 2015

Prudential Core Short-Term Bond Fund

Prudential Core Short-Term Bond Fund

Statement of Assets & Liabilities

as of July 31, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $3,481,420,500)	$3,502,246,620
Affiliated investments (cost $181,764,371)	181,764,371
Cash	504
Dividends and interest receivable	5,894,543
Unrealized appreciation on over-the-counter swap agreements	379,432
Receivable for investments sold	44,528

Total assets	3,690,329,998

Liabilities
Payable for investments purchased	24,000,000
Unrealized depreciation on over-the-counter swap agreements	5,585,440
Due to broker—variation margin swaps	274,363
Accrued expenses and other liabilities	66,727
Management fee payable	62,143
Affiliated transfer agent fee payable	16,667
Dividends payable	3,753

Total liabilities	30,009,093

Net Assets	$3,660,320,905

Net assets were comprised of:
Shares of beneficial interest, at par	$392,140
Paid-in capital in excess of par	3,914,990,449

3,915,382,589
Undistributed net investment income	9,376,633
Accumulated net realized loss on investment transactions	(277,805,591)
Net unrealized appreciation on investments	13,367,274

Net assets, July 31, 2015	$3,660,320,905

Net asset value and redemption price per share ($3,660,320,905 ÷ 392,139,594 shares of $.001 par value common stock issued and outstanding)	$9.33

See Notes to Financial Statements.

42

Prudential Core Short-Term Bond Fund

Statement of Operations

Six Months Ended July 31, 2015 (Unaudited)

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $12,502)	$29,172,894
Affiliated dividend income	75,639

Total income	29,248,533

Expenses
Management fee	352,718
Custodian and accounting fees	53,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	50,000
Insurance expenses	21,000
Audit fee	17,000
Legal fees and expenses	10,000
Trustees’ fees	7,000
Shareholders’ reports	5,000
Miscellaneous	9,312

Total expenses	525,030

Net investment income	28,723,503

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	9,282,939
Swap agreement transactions	(3,150,542)

6,132,397

Net change in unrealized appreciation (depreciation) on:
Investments	(14,390,700)
Swap agreements	2,854,758

(11,535,942)

Net loss on investment transactions	(5,403,545)

Net Increase In Net Assets Resulting From Operations	$23,319,958

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	43

Prudential Core Short-Term Bond Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2015	Year Ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$28,723,503	$62,261,861
Net realized gain (loss) on investment transactions	6,132,397	(7,653,752)
Net change in unrealized appreciation (depreciation) on investments	(11,535,942)	(7,468,101)

Net increase in net assets resulting from operations	23,319,958	47,140,008

Dividends from net investment income (Note 1)	(22,581,565)	(46,447,865)

Fund share transactions (Note 6)
Net asset value of shares issued in reinvestment of dividends	22,577,922	46,473,100
Cost of shares reacquired	(15,000,000)	(83,000,000)

Net increase (decrease) in net assets from Fund share transactions	7,577,922	(36,526,900)

Total increase (decrease)	8,316,315	(35,834,757)

Net Assets:
Beginning of period	3,652,004,590	3,687,839,347

End of period(a)	$3,660,320,905	$3,652,004,590

(a) Includes undistributed net investment income of:	$9,376,633	$3,234,695

See Notes to Financial Statements.

44

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 2 (the “Core Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”).

The Core Fund consists of six separate series—the Prudential Core Taxable Money Market Fund (the “Money Market Fund”), the Prudential Core Short-Term Bond Fund (the “Short-Term Bond Fund”), the Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund (each, a “Fund” and collectively, the “Funds” or “Core Fund”). The Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund have not yet commenced operations.

The investment objective of the Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Short-Term Bond Fund is income consistent with the relative stability of principal.

Shares of the Money Market Fund and the Short-Term Bond Fund are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadviser. At July 31, 2015, 100% of the shares outstanding were owned by such entities of which 3 shareholders held 78.3% of outstanding shares of the Short-Term Bond Fund and 1 shareholder held 5.2% of outstanding shares of the Money Market Fund.

Note 1. Accounting Policies

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability

Prudential Investment Portfolios 2	45

Notes to Financial Statements

(Unaudited) continued

in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

46

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Money Market Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities;

Prudential Investment Portfolios 2	47

Notes to Financial Statements

(Unaudited) continued

assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Money Market Fund may invest up to 5% and the Short-Term Bond Fund may invest up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy

48

proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Loan Participations: The Funds may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons positioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Swap Agreements: The Short-Term Bond Fund entered into interest rate swaps and may enter into credit default and total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with the counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from

Prudential Investment Portfolios 2	49

Notes to Financial Statements

(Unaudited) continued

counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to either maintain its ability to generate steady cash flow by

50

receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Currency Swaps: The Short-Term Bond may enter into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposure associated with the referenced asset in the normal course of pursuing its investment objectives. The Short-Term Bond Fund may enter into total return swaps to manage their exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Funds. A master netting arrangement between the Funds and the counterparty permits the Funds to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Short-Term Bond Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain

Prudential Investment Portfolios 2	51

Notes to Financial Statements

(Unaudited) continued

counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit risk, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of July 31, 2015, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

52

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Funds to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Dividends and Distributions: The Money Market Fund declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund is treated as a separate taxpaying entity. It is the Money Market Fund and the Short-Term Bond Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential Investment Portfolios 2	53

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

Under a management agreement with the Core Fund, PI manages each Fund’s investment operations and administers its business affairs. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. The Core Fund reimburses PI for its costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable monthly. For the six months ended July 31, 2015, the costs were at an effective annual rate of .005% for the Money Market Fund and .019% for the Short-Term Bond Fund.

PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Core Fund. PIM is obligated to keep certain books and records of the Core Fund. For its services, PIM is reimbursed by PI for direct costs, excluding profit and overhead, incurred by PIM in furnishing services to PI.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Short-Term Bond Fund has entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Short-Term Bond Fund on whose behalf the trades were made. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended July 31, 2015, brokerage commission recaptured under these agreements was $814.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the transfer agent of each Fund. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

54

The Short-Term Bond Fund invests in the Money Market Fund. Earnings from the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The Short-Term Bond Fund’s purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended July 31, 2015, were $309,751,827 and $785,829,547, respectively.

Note 5. Tax Information

The United States federal income tax basis of the investments and the net unrealized appreciation for the Short-Term Bond Fund as of July 31, 2015 were as follows:

Tax Basis	$3,663,184,871

Appreciation	76,695,389
Depreciation	(55,869,269)

Net Unrealized Appreciation	$20,826,120

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Core Funds are permitted to carryforward capital losses realized on or after February 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before January 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Short-Term Bond Fund utilized approximately $8,669,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended January 31, 2015. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of January 31, 2015, the pre and post-enactment losses for Short-Term Bond Fund were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	107,701,000
Expiring 2018	157,486,000
Expiring 2019	18,751,000

$283,938,000

Prudential Investment Portfolios 2	55

Notes to Financial Statements

(Unaudited) continued

Management has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

	Prudential Core Taxable Money Market Fund		Prudential Core Short-Term Bond Fund
	Shares	Amount	Shares	Amount
Six months ended July 31, 2015:
Shares sold	144,349,691,845	$144,349,691,845	—	$—
Shares issued in reinvestment of dividends and distributions	39,392,335	39,392,335	2,419,060	22,577,922
Shares reacquired	(148,712,110,162)	(148,712,110,162)	(1,605,996)	(15,000,000)

Net increase (decrease) in shares outstanding	(4,323,025,982)	$(4,323,025,982)	813,064	$7,577,922

Year ended January 31, 2015:
Shares sold	274,232,461,445	$274,232,461,445	—	$—
Shares issued in reinvestment of dividends and distributions	57,613,148	57,613,148	4,970,849	46,473,100
Shares reacquired	(269,093,963,593)	(269,093,963,593)	(8,880,444)	(83,000,000)

Net increase (decrease) in shares outstanding	5,196,111,000	$5,196,111,000	(3,909,595)	$(36,526,900)

Note 7. Borrowings and Overdrafts

The Short-Term Bond Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

56

The Short-Term Bond Fund did not utilize the SCA during the six months ended July 31, 2015.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

Prudential Investment Portfolios 2	57

Financial Highlights

(Unaudited)

Prudential Core Taxable Money Market Fund
	Six Months Ended July 31,		Year Ended January 31,
	2015		2015		2014		2013		2012		2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income and net realized gains	-	(a)	-	(a)	-	(a)	-	(a)	-	(a)	-	(a)
Dividends and distributions to shareholders	-	(a)	-	(a)	-	(a)	-	(a)	-	(a)	-	(a)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(b):	.08%		.15%		.15%		.21%		.20%		.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39,262,232		$43,585,206		$38,389,097		$33,134,378		$31,319,289		$20,569,201
Average net assets (000)	$41,368,003		$40,003,023		$37,135,455		$33,655,642		$27,404,748		$20,000,768
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.01%	(c)	.01%		.01%		.01%		.01%		.01%
Expenses before waivers and/or expense reimbursement	.01%	(c)	.01%		.01%		.01%		.01%		.01%
Net investment income	.16%	(c)	.15%		.15%		.21%		.19%		.27%

(a) Less than $.005 per share.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

See Notes to Financial Statements.

58

Financial Highlights

(Unaudited)

Prudential Core Short-Term Bond Fund
	Six Months Ended July 31,		Year Ended January 31,
	2015		2015	2014	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of period	$9.33		$9.33	$9.30	$8.90	$9.01	$8.69
Income (loss) from investment operations:
Net investment income	.07		.16	.19	.16	.15	.15
Net realized and unrealized gain (loss) on investment transactions	(.01)		(.04)	(.03)	.37	(.14)	.29
Total from investment operations	.06		.12	.16	.53	.01	.44
Less Dividends:
Dividends from net investment income	(.06)		(.12)	(.13)	(.13)	(.12)	(.12)
Net asset value, end of period	$9.33		$9.33	$9.33	$9.30	$8.90	$9.01
Total Return(a):	.62%		1.28%	1.72%	5.97%	.12%	5.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,660,321		$3,652,005	$3,687,839	$3,690,104	$3,540,330	$3,638,765
Average net assets (000)	$3,658,833		$3,649,937	$3,680,946	$3,609,806	$3,598,740	$3,570,455
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.03%	(c)	.03%	.03%	.03%	.03%	.03%
Expenses before waivers and/or expense reimbursement	.03%	(c)	.03%	.03%	.03%	.03%	.03%
Net investment income	1.58%	(c)	1.71%	2.00%	1.74%	1.62%	1.73%
Portfolio turnover rate	10%	(d)	34%	52%	49%	31%	43%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Does not include expenses of the underlying portfolio in which the Fund invests.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	59

Approval of Advisory Agreements (Unaudited)

The Board of Trustees

The Board of Trustees (the “Board”) of Prudential Core Short-Term Bond Fund and Prudential Core Taxable Money Market Fund1 (each, a “Fund,” and collectively, the “Funds”) consists of eleven individuals, eight of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Funds and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with Prudential Investments LLC (“PI”) and each Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 9-11, 2015 and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of each Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to

[1]	Prudential Core Short-Term Bond Fund and Prudential Core Taxable Money Market Fund are both series of Prudential Investment Portfolios 2.

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

approve the agreements with respect to the Funds. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2015.

The Trustees determined that the overall arrangements between the Funds and PI, which serves as the Funds’ investment manager pursuant to a management agreement, and between PI and PIM, which serves as each Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Funds, as well as the provision of fund recordkeeping, compliance, and other services to each Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund mangement. The Board also considered the investment subadvisory services provided by PIM, which it noted had been selected by PI, as well as adherence to the Funds’ investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of each Fund and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

Visit our website at www.prudentialfunds.com

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Funds by PIM, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Funds’ investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI to each Fund during the year ended December 31, 2014 exceeded the benefits gained by PI, resulting in an operating loss to PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the Funds do not have a traditional management structure, because they are operated at cost. Accordingly, the Board determined that the Funds, which have low expenses, benefit directly from any cost savings experienced by PI.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Funds. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Funds’ securities lending agent, transfer agency fees received by the Funds’ transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Funds. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

Performance of the Funds / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Funds for the one-, three- and five-year periods (and for Prudential Core Taxable Money Market Fund, the ten-year period) ended December 31, 2014. With respect to the fees and expenses of each Fund, because each Fund is operated at cost, the Board did not consider fees and expenses as a meaningful factor for its deliberations.

The mutual funds included in each Fund’s Peer Universe (the Lipper Institutional Money Market Funds Performance Universe for Prudential Core Taxable Money Market Fund, and the Lipper Ultra-Short Obligation Funds Performance Universe2 for Prudential Core Short-Term Bond Fund) and the Peer Groups were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed each Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance: Prudential Core Taxable Money Market Fund	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that although the Fund’s gross performance in relation to its Peer Universe was in the fourth quartile, the Fund’s net performance (which reflects the

[2]

Although Lipper classifies the Fund in its Short Investment Grade Debt Performance Universe, the Ultra-Short Obligation Funds Performance Universe was utilized because PI believes that the funds included in this Universe provide a more appropriate basis for performance comparisons.

Visit our website at www.prudentialfunds.com

impact of Fund fees and subsidies) in relation to the Peer Universe was in the first quartile over all periods.

•	The Board also noted the challenging money market and interest rate environment since the financial crisis.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

Performance: Prudential Core Short-Term Bond Fund	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-, three- and five-year periods.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of each Fund and its shareholders.

Prudential Investment Portfolios 2

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	September 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 18, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	September 18, 2015